N-4	Jun. 20, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
C000062362 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Emerging Markets Equity Portfolio♦,1
Portfolio Company Adviser [Text Block]	AQR Capital Management, LLC J.P. Morgan Investment Management, Inc. Martin Currie Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	(21.71%)
Average Annual Total Returns, 5 Years [Percent]	(4.48%)
Average Annual Total Returns, 10 Years [Percent]	(1.07%)
C000125624 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Core Portfolio♦,1
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.99%)
Average Annual Total Returns, 5 Years [Percent]	6.51%
C000226560 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio - Class III♦,2
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(25.95%)